Significant Accounting Policies - Summary of Potentially Dilutive Adjustments to Weighted Average Number of Common Shares Excluded from Calculation (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation	2,434,087	2,240,853	2,434,087	2,240,853	2,372,450	2,165,663	1,983,614
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation	1,926,477	939,729	1,926,477	939,729	1,102,176	888,739	745,732
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation	507,610	584,190	507,610	584,190	553,340	559,990	511,660
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation		352,614		352,614	352,614	352,614	352,614
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation		364,320		364,320	364,320	364,320	364,320
Secured Note Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation							9,288